EQUITY METHOD (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Jul. 19, 2023	Dec. 31, 2022	Sep. 30, 2021
Equity earnings	$ 11,640	$ 4,126
Loss on sale of investment securities	$ 666,641
ASC TECH Agent [Member]
Equity interest	0.00%	48.81%	48.81%	48.81%	48.81%